Investments in and Advances to Affiliated Companies (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Investments in and Advances to Affiliated Companies (Textuals) [Abstract]
Owned Investments in affiliated companies accounted for Equity Method Investment Minimum	20.00%	20.00%
Owned Investments in affiliated companies accounted for Equity Method Investment Maximum	50.00%	50.00%
Dividend received from affiliated companies	$ 5,651	¥ 469,000	¥ 329,000	¥ 869,000
Trade notes and accounts receivables from the affiated companies	208,084	17,271,000	17,838,000
Short-term receivables	8,711	723,000	2,222,000
Trade notes and accounts payable	124,807	10,359,000	10,180,000
Net sales Included Sales to Affiliated Companies	514,133	42,673,000	37,058,000	41,821,000
Unappropriate Retained Earnings Included Share of Undistributed Earnings of Affiliated Companies	$ 137,108	¥ 11,380,000	¥ 9,379,000